John Hancock Funds II

John Hancock Lifestyle Portfolios

John Hancock Lifestyle II Portfolios

John Hancock Retirement Choices Portfolios

John Hancock Retirement Living Portfolios

John Hancock Retirement Living through II Portfolios

Supplement dated December 9, 2016 to the current summary prospectuses (“Summary Prospectuses”)

The following information supplements and supersedes any information to the contrary relating to the portfolios contained in the Summary Prospectuses.

Effective as of February 1, 2017 (the Effective Date), the portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Lifestyle Portfolios	Lifestyle Aggressive Portfolio	Multimanager Lifestyle Aggressive Portfolio
	Lifestyle Growth Portfolio	Multimanager Lifestyle Growth Portfolio
	Lifestyle Balanced Portfolio	Multimanager Lifestyle Balanced Portfolio
	Lifestyle Moderate Portfolio	Multimanager Lifestyle Moderate Portfolio
	Lifestyle Conservative Portfolio	Multimanager Lifestyle Conservative Portfolio
John Hancock Lifestyle II Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Retirement Choices Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Retirement Living Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Retirement Living through II Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

Accordingly, all references to the previous portfolio names will be changed on the Effective Date to reflect the portfolios’ new names.

Effective January 1, 2017, for each portfolio that will include “Multi-index” in its name, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities.  The fund is not designed to track an index or group of indexes.  Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings.  Certain equity underlying funds may invest in initial public offerings (IPOs).  Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts.  Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term.  The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities).  Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

Effective January 1, 2017, for each portfolio that will include “Preservation” in its name, other than John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or underweight position in a particular asset class.  The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective.  The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders.  There is no guarantee that the managers will correctly predict the market or economic conditions.  There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Effective January 1, 2017, for John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The fund’s allocations to equity and fixed-income are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the fund or help it achieve its investment objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions.  There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Multi-Index Portfolios, the fund is not designed to decrease its equity holdings over time. The fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the fund.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.